Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Cost		$ 10,018,484	$ 10,018,484
Accumulated Amortization		9,778,613	4,237,814
Net Book Value	$ 182,300	239,871	6,924,982
Customer Relationship [Member]
Cost	$ 1,834,692	$ 1,834,692	1,834,692
Estimated Life	4 years	4 years
Accumulated Amortization	$ 1,834,692	$ 1,834,692	401,339
Net Book Value		$ 0	$ 1,433,353
Estimated Life		4 years	4 years
Trade Name [Member]
Cost	$ 383,792	$ 383,792	$ 383,792
Estimated Life	5 years	5 years
Accumulated Amortization	$ 201,492	$ 143,921	67,163
Net Book Value	182,300	$ 239,871	$ 316,629
Estimated Life		5 years	5 years
Online sales channels [Member]
Cost	$ 1,800,000	$ 1,800,000	$ 1,800,000
Estimated Life	2 years	2 years
Accumulated Amortization	$ 1,800,000	$ 1,800,000	1,125,000
Net Book Value	0	$ 0	$ 675,000
Estimated Life		2 years	2 years
Vender relationships [Member]
Cost	$ 6,000,000	$ 6,000,000	$ 6,000,000
Estimated Life	5 years	5 years
Accumulated Amortization	$ 6,000,000	$ 6,000,000	1,500,000
Net Book Value	$ 0	$ 0	$ 4,500,000
Estimated Life		5 years	5 years